Software technology development costs	9 Months Ended
Sep. 30, 2024
Research and Development [Abstract]
Software technology development costs

7. Software technology development costs:

The Company develops software technology for our business. This software technology includes the continued development of the KIDOZ Safe Ad Network, the KIDOZ Kid-Mode Operating System, the Kidoz Shield, and the KIDOZ publisher SDK.

During the three month period ended September 30, 2024, the Company has expensed the development costs of all products as incurred and has expensed the following development costs.

	Nine Months ended September 30, 2024	Nine Months ended September 30, 2023	Three Months ended September 30, 2024	Three Months ended September 30, 2023

Opening total software development costs	$16,055,557	$13,056,478	$17,628,758	$14,556,209

Software development during the period	2,384,134	2,219,806	810,933	720,076
Closing total Software development costs	$18,439,691	$15,276,284	$18,439,691	$15,276,284

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Unaudited Condensed Interim Consolidated Financial Statements

Three Months ended September 30, 2024 and 2023

(Unaudited)